Note 2 - Revenue Recognition	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
2.	REVENUE RECOGNITION

In accordance with ASC Topic
606,
management determined that the primary sources of revenue, which emanate from interest income on loans and investments, along with noninterest revenue resulting from investment security gains, gains on the sale of loans, and BOLI income, are not
within the scope of ASC
606.
These revenue sources cumulatively comprise
92.2%
of the total revenue of the Company.

The main types of noninterest income within the scope of the standard are as follows:

Service charges on deposit accounts
– The Company has contracts with its deposit customers where fees are charged if the account balance falls below predetermined levels defined as compensating balances. The agreements can be cancelled at any time by either the Company or the deposit customer. Revenue from these transactions is recognized on a monthly basis as the Company has an unconditional right to the fee consideration. The Company also has transaction fees related to specific customer requests or activities that include overdraft fees, online banking fees, and other transaction fees. All of these fees are attributable to specific performance obligations of the Company where the revenue is recognized at a defined point in time, which is completion of the requested service/transaction.

Gains (losses) on sale of other real estate owned
(“OREO”
)
- Gains and losses are recognized at the completion of the property sale when the buyer obtains control of the real estate and all of the performance obligations of the Company have been satisfied. Evidence of the buyer obtaining control of the asset includes transfer of the property title, physical possession of the asset, and the buyer obtaining control of the risks and rewards related to the asset. In situations where the Company agrees to provide financing to facilitate the sale, additional analysis is performed to ensure that the contract for sale identifies the buyer and seller, the asset to be transferred and the payment terms, that the contract has a true commercial substance and that amounts due from the buyer are reasonable. In situations where financing terms are not
reflective of current market terms, the transaction price is discounted impacting the gain/loss and the carrying value of the asset. Gain and losses on sale of OREO is reported within other expense in the Consolidated Statement of Income.

The following table depicts the disaggregation of revenue derived from contracts with customers to depict the nature, amount, timing, and uncertainty of revenue and cash flows for the years ended
December 31,

Noninterest Income	2019	2018
(Dollar amounts in thousands)

Service charges on deposit accounts:
Overdraft fees	$841	$798
ATM banking fees	932	867
Service charges and other fees	413	249
Investment securities gains on sale, net (a)	194	-
Gain (loss) on equity securities (a)	94	(9)
Earnings on bank-owned life insurance (a)	431	428
Gain on sale of loans (a)	433	231
Revenue from investment services	528	385
Other income	975	779
Total noninterest income	$4,841	$3,728

Net gain (loss) on other real estate owned	$(123)	$(55)

(a) Not within scope of ASC 606